Disclosure of fair value of plan assets (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Plan assets, at fair value	$ 341,432	$ 296,151	$ 279,523
Level 1 [Member]
Statement [Line Items]
Plan assets, at fair value	120,652	125,618
Level 2 [Member]
Statement [Line Items]
Plan assets, at fair value	220,780	170,533
Level 3 [Member]
Statement [Line Items]
Plan assets, at fair value	0	0
Money market instruments [Member]
Statement [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	4,625	4,515
Money market instruments [Member] | Level 1 [Member]
Statement [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	4,625	4,515
Money market instruments [Member] | Level 2 [Member]
Statement [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0	0
Money market instruments [Member] | Level 3 [Member]
Statement [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0	0
Pooled equity funds [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	116,027	121,103
Pooled equity funds [Member] | Level 1 [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	116,027	121,103
Pooled equity funds [Member] | Level 2 [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Pooled equity funds [Member] | Level 3 [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Pooled fixed income funds [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	189,964	143,489
Pooled fixed income funds [Member] | Level 1 [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Pooled fixed income funds [Member] | Level 2 [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	189,964	143,489
Pooled fixed income funds [Member] | Level 3 [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Alternative investment funds [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	30,699	26,404
Alternative investment funds [Member] | Level 1 [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Alternative investment funds [Member] | Level 2 [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	30,699	26,404
Alternative investment funds [Member] | Level 3 [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Balanced funds [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	117	640
Balanced funds [Member] | Level 1 [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Balanced funds [Member] | Level 2 [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	117	640
Balanced funds [Member] | Level 3 [Member]
Statement [Line Items]
Investment funds, amount contributed to fair value of plan assets	$ 0	$ 0